Consolidated Statements of Operations and Comprehensive (Loss)/ Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Net sales	$ 17,476	$ 23,892	$ 28,944
Cost of sales	(10,715)	(16,476)	(23,092)
Gross profit	6,761	7,416	5,852
Rental income	1,345	1,477	1,453
Selling expenses	(297)	(420)	(822)
Salaries and related costs	(2,573)	(2,961)	(3,166)
Research and development expenses	(158)	(200)	(228)
Administration and general expenses	(2,597)	(3,503)	(3,245)
Other income	584	256	520
Gain on disposal of property plant and equipment		718	98
Gain on disposal of intangible assets	79	519
Gain from deregistration of subsidiaries	22
Income from operations	3,166	3,302	462
Interest income	8	15	18
Interest expense	(37)	(113)	(273)
Foreign exchange (loss) / gain	258	(23)	(134)
Income before income taxes	3,395	3,181	73
Income tax credit / (expense)	(600)	(310)	1,037
Net income	2,795	2,871	1,110
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments, net of tax	(1,410)	(850)	123
Comprehensive income	1,385	2,021	1,233
Net income attributable to common shareholders	$ 2,795	$ 2,871	$ 1,110
Net earnings per share - basic	$ 0.54	$ 0.55	$ 0.21
Weighted average number of shares outstanding basic	5,143,648	5,173,431	5,246,903
Net earnings per share - diluted	$ 0.53	$ 0.55	$ 0.21
Weighted average number of shares outstanding diluted	5,316,393	5,173,431	5,246,903